Other employee retirement and compensation benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jul. 21, 2010
Defined Benefit Plan Disclosure [Line Items]
Vesting percentage	100.00%
Employment period to vest one hundred percent	5 years
SERP expenses		$ 1	$ 1
SERP liability	4	4
Matching contribution by employer	100.00%
Matching contribution	4.00%
Other foreign defined contribution plans and other foreign government sponsored retirement plans expenses	26	21	19
Liquidation of plan assets				5
Termination of Split Dollar Plan	2010-07-21
Maximum
Defined Benefit Plan Disclosure [Line Items]
SERP expenses	$ 1